Securities and Exchange Commission

Washington, DC 20549

Rule 23c-2 Notice of Intention to

Redeem Securities

of

Dreyfus Strategic Municipal Bond Fund, Inc.

200 Park Avenue

New York, NY 10166

Under the

Investment Company Act of 1940, As Amended

Investment Company Act File No. 811-5877

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, and states that it is filing this notice pursuant to permission granted by the Commission staff fewer than 30 days prior to the date set for redemption.

(1)    Title of the class of securities of Dreyfus Strategic Municipal Bond Fund, Inc.  (the “Fund”) to be redeemed:

Auction Rate Preferred Shares, Liquidation Preference $25,000 per share, Series A (CUSIP #26202F 20 6), Series B (CUSIP #26202F 30 5), and Series C (CUSIP #26202F 40 4)(the “Preferred Shares”).

(2)    Date on which the securities are to be called or redeemed:

Series                                                      Date

A B C	August 27, 2013 August 29, 2013 August 26, 2013

(3)    Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Preferred Shares are to be redeemed pursuant to Section 4 (a) (i) of the Articles Supplementary, dated September 22, 1999, of the Fund.

(4)    The principal amount or number of shares and the basis upon which the shares to be redeemed are to be selected:

The Fund intends to redeem, pro-rata by series (subject to the methodology employed by The Depository Trust Company and the underlying broker-dealers, in a manner that is fair and equitable to all holders), the number and amount of outstanding Preferred Shares set forth below:

                     Number of

Series                  Shares               Amount

A B C	276 276 276	$6,900,000 $6,900,000 $6,900,000

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SIGNATURE

            Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by undersigned on this 7th day of August, 2013.

                                                                        DREYFUS STRATEGIC MUNICIPAL

                                                                        BOND FUND, INC.

By: /s/ Robert R. Mullery___________

      Name:  Robert R. Mullery

      Title:  Vice President and Assistant

      Secretary